Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

6. Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	December 31, 2025	June 30, 2026
	RMB	RMB
Gross carrying amount
Software	916	916
Licenses	21,000	21,000
Agency agreements	18,000	18,000
Channel relationship	19,000	19,000
Total intangible assets	58,916	58,916

Less: accumulated amortization
Software	(916)	(916)
Licenses	(17,150)	(18,200)
Agency agreements	(18,000)	(18,000)
Channel relationship	(19,000)	(19,000)
Total intangible assets, net	3,850	2,800

Amortization expense for the six months ended June 30, 2025 and 2026 were RMB1.1 million and RMB1.1 million, respectively.

The estimated amortization expenses for each of the following periods are as follows:

June 30, 2026
RMB
Remainder of 2026	1,050
2027	1,750
Total	2,800